Segment Reporting (Details 3) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Oct. 25, 2015	Jul. 26, 2015	Apr. 26, 2015	Jan. 25, 2015	Oct. 26, 2014	Jul. 27, 2014	Apr. 27, 2014	Jan. 26, 2014	Oct. 25, 2015	Oct. 26, 2014	Oct. 27, 2013
Revenues attributable to U.S. and Foreign countries
Revenue, Net	$ 2,400,858	$ 2,188,587	$ 2,279,345	$ 2,395,073	$ 2,543,771	$ 2,284,947	$ 2,244,866	$ 2,242,672	$ 9,263,863	$ 9,316,256	$ 8,751,654
United States
Revenues attributable to U.S. and Foreign countries
Revenue, Net									8,721,722	8,708,042	8,193,730
Foreign
Revenues attributable to U.S. and Foreign countries
Revenue, Net									$ 542,141	$ 608,214	$ 557,924